Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Automotive Portfolio
May 31, 2024
AUT-NPRT1-0724
1.802154.120
Common Stocks - 99.8%
	Shares	Value ($)
Automobile Components - 14.7%
Automotive Parts & Equipment - 14.7%
Adient PLC (a)	32,713	923,815
Aptiv PLC (a)	47,602	3,963,343
Autoliv, Inc.	30,208	3,853,635
Gentex Corp.	34,097	1,193,395
Lear Corp.	10,777	1,350,897
Magna International, Inc. Class A (sub. vtg.)	18,756	848,523
Novem Group SA	33,952	216,740
		12,350,348
Automobiles - 51.0%
Automobile Manufacturers - 51.0%
Ferrari NV	14,019	5,761,809
Ford Motor Co.	233,539	2,832,828
General Motors Co.	115,438	5,193,556
Honda Motor Co. Ltd. sponsored ADR	116,057	3,936,653
Li Auto, Inc. ADR (a)(b)	92,182	1,866,686
NIO, Inc. sponsored ADR (a)(b)	76,401	411,801
Rivian Automotive, Inc. (a)(b)	131,457	1,435,510
Stellantis NV (b)	243,461	5,421,876
Tesla, Inc. (a)	39,796	7,086,872
Toyota Motor Corp. sponsored ADR (b)	40,676	8,847,436
XPeng, Inc. ADR (a)(b)	20,415	169,649
		42,964,676
Commercial Services & Supplies - 6.6%
Diversified Support Services - 6.6%
ACV Auctions, Inc. Class A (a)	83,979	1,499,025
Copart, Inc.	77,343	4,103,820
		5,602,845
Distributors - 6.0%
Distributors - 6.0%
Genuine Parts Co.	19,214	2,769,506
LKQ Corp.	52,200	2,246,166
		5,015,672
Ground Transportation - 1.8%
Passenger Ground Transportation - 1.8%
Uber Technologies, Inc. (a)	23,450	1,513,932
Specialty Retail - 19.1%
Automotive Retail - 19.1%
Advance Auto Parts, Inc.	10,751	759,451
AutoNation, Inc. (a)	6,864	1,168,596
AutoZone, Inc. (a)	1,366	3,783,738
Carvana Co. Class A (a)	19,987	1,998,300
Group 1 Automotive, Inc.	1,300	404,274
Lithia Motors, Inc. Class A (sub. vtg.)	5,382	1,362,399
O'Reilly Automotive, Inc. (a)	6,865	6,612,780
		16,089,538
Trading Companies & Distributors - 0.6%
Trading Companies & Distributors - 0.6%
Rush Enterprises, Inc. Class A	10,914	492,549
TOTAL COMMON STOCKS (Cost $51,967,531)		84,029,560

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Electronic Components - 0.1%
CelLink Corp. Series D (a)(c)(d) (Cost $77,048)	3,700	28,823

Money Market Funds - 20.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	1,165	1,165
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	16,840,626	16,842,310
TOTAL MONEY MARKET FUNDS (Cost $16,843,475)		16,843,475

TOTAL INVESTMENT IN SECURITIES - 119.9% (Cost $68,888,054)	100,901,858
NET OTHER ASSETS (LIABILITIES) - (19.9)%	(16,714,707)
NET ASSETS - 100.0%	84,187,151

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $28,823 or 0.0% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
CelLink Corp. Series D	1/20/22	77,048

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	4,484,927	4,483,784	1,545	22	-	1,165	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	18,677,977	75,605,063	77,440,730	39,791	-	-	16,842,310	0.1%
Total	18,677,977	80,089,990	81,924,514	41,336	22	-	16,843,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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